UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-1810

                             OPPENHEIMER GLOBAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: SEPTEMBER

                      Date of reporting period: 09/30/2006

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                                   3.3%
--------------------------------------------------------------------------------
Vodafone Group plc                                                          2.0
--------------------------------------------------------------------------------
Microsoft Corp.                                                             1.8
--------------------------------------------------------------------------------
Hennes & Mauritz AB, B Shares                                               1.8
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                                           1.6
--------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                      1.5
--------------------------------------------------------------------------------
Reckitt Benckiser plc                                                       1.5
--------------------------------------------------------------------------------
eBay, Inc.                                                                  1.5
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc.                                                1.5
--------------------------------------------------------------------------------
Carnival Corp.                                                              1.3

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.

TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
United States                                                              40.8%
--------------------------------------------------------------------------------
United Kingdom                                                             12.1
--------------------------------------------------------------------------------
Japan                                                                      10.1
--------------------------------------------------------------------------------
Sweden                                                                      5.4
--------------------------------------------------------------------------------
France                                                                      5.3
--------------------------------------------------------------------------------
Germany                                                                     4.8
--------------------------------------------------------------------------------
Switzerland                                                                 3.2
--------------------------------------------------------------------------------
India                                                                       2.9
--------------------------------------------------------------------------------
The Netherlands                                                             2.1
--------------------------------------------------------------------------------
Mexico                                                                      2.0

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are based on total market value of investments.
--------------------------------------------------------------------------------


                           8 | OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
REGIONAL ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

               United States/Canada                42.4%
               Europe                              35.5
               Asia                                17.1
               Latin America                        5.0

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are based on the total market value of investments.
--------------------------------------------------------------------------------


                           9 | OPPENHEIMER GLOBAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED SEPTEMBER 30, 2006, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund's Class A shares (without sales charge) returned 13.13% for the one-year period ended September 30, 2006, underperforming its benchmark, the Morgan Stanley Capital International, Inc.
(MSCI) World Index, which returned 14.18% over the same period. Although we are not pleased with the Fund's performance during the reporting period, we would like to re-iterate that our investment horizon is three to five years and that is a more appropriate measurement period for this Fund.

      The past year was characterized by tightening liquidity worldwide and a significant increase in commodity prices including oil. As the Fund is a growth fund, we tend not to be significantly invested in commodities as a result of our thematic focus, which hurt Fund performance. The heightened focus on options expensing, particularly on the part of technology companies and the consequent concerns about lawsuits and damages resulting thereof, cast a pall on technology shares. Technology shares underperformed, notwithstanding their excellent long-term growth characteristics.

      There were a few other disappointments, including a significant slowdown in the market demand for implantable cardiac defibrillators and knee and hip replacements, which hurt a couple of our holdings. We remain confident in the long-term prospects of these investments.

      We also had a few sucesses. Our investments in software companies, Intuit, Inc. and Adobe Systems, Inc., continue to pay off, as the companies continue to innovate with new products that delight not only their existing customer bases but achieve even broader appeal. Our investments in Industria de Diseno Textil SA (The Inditex Group), the owner of Zara stores, and Tesco plc, the UK's leading grocery chain, have been worthwhile as they continue to grow rapidly worldwide, leveraging their scale and supply chain to achieve high economic returns. Our investments in television companies, Zee Telefilms Ltd. in India, and Grupo Televisa SA in Mexico, contributed positively to the Fund's performance as they continue to retain high market shares in their respective markets, and as the appeal of their programming grows worldwide.

      IN CLOSING, PLEASE REMEMBER THAT INVESTING IN FOREIGN MARKETS ENTAILS ADDITIONAL RISKS, INCLUDING THE RISKS ASSOCIATED WITH CURRENCY FLUCTUATIONS AND POLITICAL UNCERTAINTIES, DESCRIBED IN THE PROSPECTUS.


                          10 | OPPENHEIMER GLOBAL FUND

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2006. In the case of Class A, Class B and Class C shares, performance is measured over a ten fiscal year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is measured from inception of the Class on November 17, 1998. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Morgan Stanley Capital International, Inc. (MSCI) World Index, an unmanaged index of issuers listed on the stock exchanges of 22 foreign countries and the United States. It is widely recognized as a measure of global stock market performance. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                          11 | OPPENHEIMER GLOBAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Global Fund (Class A)
    MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                             Oppenheimer Global                MSCI World
                               Fund (Class A)                    Index
                             ------------------                ----------
09/30/1996                        $  9,425                      $ 10,000
12/31/1996                        $  9,909                      $ 10,469
03/31/1997                        $ 10,335                      $ 10,511
06/30/1997                        $ 11,552                      $ 12,105
09/30/1997                        $ 12,521                      $ 12,463
12/31/1997                        $ 12,071                      $ 12,168
03/31/1998                        $ 13,425                      $ 13,923
06/30/1998                        $ 13,620                      $ 14,219
09/30/1998                        $ 11,288                      $ 12,527
12/31/1998                        $ 13,605                      $ 15,185
03/31/1999                        $ 14,113                      $ 15,740
06/30/1999                        $ 15,505                      $ 16,505
09/30/1999                        $ 15,808                      $ 16,274
12/31/1999                        $ 21,560                      $ 19,033
03/31/2000                        $ 24,459                      $ 19,242
06/30/2000                        $ 23,663                      $ 18,574
09/30/2000                        $ 23,260                      $ 17,654
12/31/2000                        $ 22,436                      $ 16,574
03/31/2001                        $ 19,209                      $ 14,457
06/30/2001                        $ 20,620                      $ 14,858
09/30/2001                        $ 16,956                      $ 12,733
12/31/2001                        $ 19,790                      $ 13,836
03/31/2002                        $ 20,090                      $ 13,922
06/30/2002                        $ 18,244                      $ 12,646
09/30/2002                        $ 14,928                      $ 10,332
12/31/2002                        $ 15,347                      $ 11,132
03/31/2003                        $ 14,136                      $ 10,582
06/30/2003                        $ 17,117                      $ 12,407
09/30/2003                        $ 18,769                      $ 13,020
12/31/2003                        $ 21,958                      $ 14,891
03/31/2004                        $ 22,904                      $ 15,296
06/30/2004                        $ 22,661                      $ 15,455
09/30/2004                        $ 22,444                      $ 15,316
12/31/2004                        $ 26,058                      $ 17,161
03/31/2005                        $ 25,166                      $ 16,990
06/30/2005                        $ 25,899                      $ 17,092
09/30/2005                        $ 28,369                      $ 18,303
12/31/2005                        $ 29,662                      $ 18,881
03/31/2006                        $ 31,859                      $ 20,149
06/30/2006                        $ 30,760                      $ 20,083
09/30/2006                        $ 32,094                      $ 21,001

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 9/30/06

1-Year 6.63%    5-Year 12.27%    10-Year 12.37%


                          12 | OPPENHEIMER GLOBAL FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Global Fund (Class B)
    MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer Global                  MSCI World
                             Fund (Class B)                      Index
                           ------------------                  ----------
09/30/1996                     $ 10,000                         $ 10,000
12/31/1996                     $ 10,492                         $ 10,469
03/31/1997                     $ 10,921                         $ 10,511
06/30/1997                     $ 12,181                         $ 12,105
09/30/1997                     $ 13,177                         $ 12,463
12/31/1997                     $ 12,676                         $ 12,168
03/31/1998                     $ 14,069                         $ 13,923
06/30/1998                     $ 14,252                         $ 14,219
09/30/1998                     $ 11,785                         $ 12,527
12/31/1998                     $ 14,175                         $ 15,185
03/31/1999                     $ 14,680                         $ 15,740
06/30/1999                     $ 16,095                         $ 16,505
09/30/1999                     $ 16,381                         $ 16,274
12/31/1999                     $ 22,294                         $ 19,033
03/31/2000                     $ 25,244                         $ 19,242
06/30/2000                     $ 24,376                         $ 18,574
09/30/2000                     $ 23,918                         $ 17,654
12/31/2000                     $ 23,023                         $ 16,574
03/31/2001                     $ 19,673                         $ 14,457
06/30/2001                     $ 21,080                         $ 14,858
09/30/2001                     $ 17,299                         $ 12,733
12/31/2001                     $ 20,154                         $ 13,836
03/31/2002                     $ 20,422                         $ 13,922
06/30/2002                     $ 18,506                         $ 12,646
09/30/2002                     $ 15,121                         $ 10,332
12/31/2002                     $ 15,546                         $ 11,132
03/31/2003                     $ 14,319                         $ 10,582
06/30/2003                     $ 17,339                         $ 12,407
09/30/2003                     $ 19,012                         $ 13,020
12/31/2003                     $ 22,243                         $ 14,891
03/31/2004                     $ 23,201                         $ 15,296
06/30/2004                     $ 22,955                         $ 15,455
09/30/2004                     $ 22,735                         $ 15,316
12/31/2004                     $ 26,396                         $ 17,161
03/31/2005                     $ 25,492                         $ 16,990
06/30/2005                     $ 26,235                         $ 17,092
09/30/2005                     $ 28,737                         $ 18,303
12/31/2005                     $ 30,047                         $ 18,881
03/31/2006                     $ 32,272                         $ 20,149
06/30/2006                     $ 31,159                         $ 20,083
09/30/2006                     $ 32,511                         $ 21,001

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 9/30/06

1-Year 7.26%    5-Year 12.45%    10-Year 12.51%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                          13 | OPPENHEIMER GLOBAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Global Fund (Class C)
    MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer Global                  MSCI World
                             Fund (Class C)                      Index
                           ------------------                  ----------
09/30/1996                      $ 10,000                        $ 10,000
12/31/1996                      $ 10,490                        $ 10,469
03/31/1997                      $ 10,920                        $ 10,511
06/30/1997                      $ 12,182                        $ 12,105
09/30/1997                      $ 13,176                        $ 12,463
12/31/1997                      $ 12,677                        $ 12,168
03/31/1998                      $ 14,071                        $ 13,923
06/30/1998                      $ 14,249                        $ 14,219
09/30/1998                      $ 11,788                        $ 12,527
12/31/1998                      $ 14,178                        $ 15,185
03/31/1999                      $ 14,680                        $ 15,740
06/30/1999                      $ 16,095                        $ 16,505
09/30/1999                      $ 16,381                        $ 16,274
12/31/1999                      $ 22,298                        $ 19,033
03/31/2000                      $ 25,248                        $ 19,242
06/30/2000                      $ 24,376                        $ 18,574
09/30/2000                      $ 23,919                        $ 17,654
12/31/2000                      $ 23,025                        $ 16,574
03/31/2001                      $ 19,673                        $ 14,457
06/30/2001                      $ 21,077                        $ 14,858
09/30/2001                      $ 17,300                        $ 12,733
12/31/2001                      $ 20,151                        $ 13,836
03/31/2002                      $ 20,420                        $ 13,922
06/30/2002                      $ 18,507                        $ 12,646
09/30/2002                      $ 15,115                        $ 10,332
12/31/2002                      $ 15,508                        $ 11,132
03/31/2003                      $ 14,257                        $ 10,582
06/30/2003                      $ 17,233                        $ 12,407
09/30/2003                      $ 18,855                        $ 13,020
12/31/2003                      $ 22,016                        $ 14,891
03/31/2004                      $ 22,920                        $ 15,296
06/30/2004                      $ 22,634                        $ 15,455
09/30/2004                      $ 22,374                        $ 15,316
12/31/2004                      $ 25,927                        $ 17,161
03/31/2005                      $ 24,992                        $ 16,990
06/30/2005                      $ 25,672                        $ 17,092
09/30/2005                      $ 28,066                        $ 18,303
12/31/2005                      $ 29,287                        $ 18,881
03/31/2006                      $ 31,398                        $ 20,149
06/30/2006                      $ 30,262                        $ 20,083
09/30/2006                      $ 31,514                        $ 21,001

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 9/30/06

1-Year 11.29%    5-Year 12.74%    10-Year 12.16%


                          14 | OPPENHEIMER GLOBAL FUND

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Global Fund (Class N)
    MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer Global                  MSCI World
                             Fund (Class N)                      Index
                           ------------------                  ----------
03/01/2001                      $ 10,000                        $ 10,000
03/31/2001                      $  9,044                        $  9,345
06/30/2001                      $  9,699                        $  9,604
09/30/2001                      $  7,975                        $  8,231
12/31/2001                      $  9,304                        $  8,944
03/31/2002                      $  9,439                        $  8,999
06/30/2002                      $  8,566                        $  8,174
09/30/2002                      $  7,008                        $  6,678
12/31/2002                      $  7,199                        $  7,196
03/31/2003                      $  6,631                        $  6,840
06/30/2003                      $  8,021                        $  8,020
09/30/2003                      $  8,785                        $  8,416
12/31/2003                      $ 10,269                        $  9,625
03/31/2004                      $ 10,700                        $  9,887
06/30/2004                      $ 10,576                        $  9,990
09/30/2004                      $ 10,466                        $  9,900
12/31/2004                      $ 12,137                        $ 11,093
03/31/2005                      $ 11,709                        $ 10,982
06/30/2005                      $ 12,039                        $ 11,048
09/30/2005                      $ 13,175                        $ 11,831
12/31/2005                      $ 13,760                        $ 12,205
03/31/2006                      $ 14,768                        $ 13,024
06/30/2006                      $ 14,244                        $ 12,982
09/30/2006                      $ 14,847                        $ 13,575

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 9/30/06

1-Year 11.69%    5-Year 13.23%    Since Inception (3/1/01) 7.34%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                          15 | OPPENHEIMER GLOBAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Global Fund (Class Y)
    MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer Global                  MSCI World
                             Fund (Class Y)                      Index
                           ------------------                  ----------
11/17/1998                      $ 10,000                        $ 10,000
12/31/1998                      $ 10,907                        $ 10,490
03/31/1999                      $ 11,328                        $ 10,874
06/30/1999                      $ 12,454                        $ 11,402
09/30/1999                      $ 12,710                        $ 11,242
12/31/1999                      $ 17,353                        $ 13,148
03/31/2000                      $ 19,701                        $ 13,293
06/30/2000                      $ 19,075                        $ 12,831
09/30/2000                      $ 18,764                        $ 12,195
12/31/2000                      $ 18,098                        $ 11,450
03/31/2001                      $ 15,497                        $  9,987
06/30/2001                      $ 16,651                        $ 10,264
09/30/2001                      $ 13,691                        $  8,796
12/31/2001                      $ 15,989                        $  9,558
03/31/2002                      $ 16,241                        $  9,617
06/30/2002                      $ 14,753                        $  8,736
09/30/2002                      $ 12,077                        $  7,137
12/31/2002                      $ 12,422                        $  7,690
03/31/2003                      $ 11,449                        $  7,310
06/30/2003                      $ 13,872                        $  8,571
09/30/2003                      $ 15,214                        $  8,994
12/31/2003                      $ 17,812                        $ 10,287
03/31/2004                      $ 18,590                        $ 10,566
06/30/2004                      $ 18,404                        $ 10,677
09/30/2004                      $ 18,239                        $ 10,580
12/31/2004                      $ 21,189                        $ 11,855
03/31/2005                      $ 20,474                        $ 11,737
06/30/2005                      $ 21,092                        $ 11,807
09/30/2005                      $ 23,121                        $ 12,644
12/31/2005                      $ 24,197                        $ 13,043
03/31/2006                      $ 26,013                        $ 13,919
06/30/2006                      $ 25,143                        $ 13,874
09/30/2006                      $ 26,258                        $ 14,508

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 9/30/06

1-Year 13.57%    5-Year 13.91%    Since Inception (11/17/98) 13.05%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                          16 | OPPENHEIMER GLOBAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 12/22/69. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 8/17/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                          17 | OPPENHEIMER GLOBAL FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 11/17/98. Class Y shares are offered to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                          18 | OPPENHEIMER GLOBAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                          19 | OPPENHEIMER GLOBAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                            BEGINNING       ENDING          EXPENSES
                            ACCOUNT         ACCOUNT         PAID DURING
                            VALUE           VALUE           6 MONTHS ENDED
                            (4/1/06)        (9/30/06)       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
Class A Actual              $1,000.00       $1,007.40       $5.45
--------------------------------------------------------------------------------
Class A Hypothetical         1,000.00        1,019.65        5.48
--------------------------------------------------------------------------------
Class B Actual               1,000.00        1,003.60        9.49
--------------------------------------------------------------------------------
Class B Hypothetical         1,000.00        1,015.64        9.54
--------------------------------------------------------------------------------
Class C Actual               1,000.00        1,003.70        9.28
--------------------------------------------------------------------------------
Class C Hypothetical         1,000.00        1,015.84        9.34
--------------------------------------------------------------------------------
Class N Actual               1,000.00        1,005.40        7.52
--------------------------------------------------------------------------------
Class N Hypothetical         1,000.00        1,017.60        7.56
--------------------------------------------------------------------------------
Class Y Actual               1,000.00        1,009.40        3.58
--------------------------------------------------------------------------------
Class Y Hypothetical         1,000.00        1,021.51        3.60

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2006 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A           1.08%
---------------------------
Class B           1.88
---------------------------
Class C           1.84
---------------------------
Class N           1.49
---------------------------
Class Y           0.71

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                          20 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  September 30, 2006
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.6%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.1%
--------------------------------------------------------------------------------
AUTOMOBILES--2.4%
Bayerische Motoren
Werke AG                                             2,840,850  $   152,271,376
--------------------------------------------------------------------------------
Porsche AG,
Preference                                              89,019       92,133,384
--------------------------------------------------------------------------------
Toyota Motor
Corp. 1                                              2,601,812      141,406,417
                                                                ----------------
                                                                    385,811,177

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.5%
Carnival Corp.                                       4,464,332      209,957,534
--------------------------------------------------------------------------------
International Game
Technology                                           2,947,682      122,328,803
--------------------------------------------------------------------------------
Starbucks Corp. 2                                    1,841,712       62,710,294
                                                                ----------------
                                                                    394,996,631

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.3%
Koninklijke (Royal)
Philips Electronics
NV                                                   5,330,846      187,043,670
--------------------------------------------------------------------------------
Sony Corp. 1                                         4,409,628      178,438,280
                                                                ----------------
                                                                    365,481,950

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.3%
GUS plc                                              2,673,742       48,359,542
--------------------------------------------------------------------------------
MEDIA--4.6%
Getty Images, Inc. 2                                 1,063,000       52,809,840
--------------------------------------------------------------------------------
Grupo Televisa SA,
Sponsored GDR                                        7,532,388      160,138,569
--------------------------------------------------------------------------------
Pearson plc                                          4,870,247       69,348,290
--------------------------------------------------------------------------------
Singapore Press
Holdings Ltd.                                       14,000,000       36,140,406
--------------------------------------------------------------------------------
Sirius Satellite Radio,
Inc. 2                                              32,477,400      126,986,634
--------------------------------------------------------------------------------
Walt Disney Co.
(The)                                                3,470,700      107,279,337
--------------------------------------------------------------------------------
WPP Group plc                                        4,241,370       52,571,419
--------------------------------------------------------------------------------
Zee Telefilms Ltd. 2                                20,131,342      134,135,888
                                                                ----------------
                                                                    739,410,383

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.4%
Hennes & Mauritz
AB, B Shares                                         6,647,906  $   278,048,783
--------------------------------------------------------------------------------
Industria de Diseno
Textil SA                                            3,000,200      139,850,309
--------------------------------------------------------------------------------
Tiffany & Co.                                        3,498,978      116,166,070
                                                                ----------------
                                                                    534,065,162

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.6%
Bulgari SpA                                          5,978,800       76,117,665
--------------------------------------------------------------------------------
Burberry Group plc                                   6,030,519       58,262,611
--------------------------------------------------------------------------------
Coach, Inc. 2                                        2,290,600       78,796,640
--------------------------------------------------------------------------------
LVMH Moet
Hennessey Louis
Vuitton                                              1,874,304      193,108,381
                                                                ----------------
                                                                    406,285,297

--------------------------------------------------------------------------------
CONSUMER STAPLES--8.1%
--------------------------------------------------------------------------------
BEVERAGES--2.3%
Companhia de
Bebidas das
Americas, ADR,
Preference                                           2,180,210       98,937,930
--------------------------------------------------------------------------------
Diageo plc                                           4,925,099       87,004,642
--------------------------------------------------------------------------------
Fomento Economico
Mexicano SA de
CV, UBD                                             11,155,146      108,314,702
--------------------------------------------------------------------------------
Grupo Modelo SA
de CV, Series C                                     15,408,976       67,261,848
                                                                ----------------
                                                                    361,519,122

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.8%
Tesco plc                                           17,738,508      119,565,296
--------------------------------------------------------------------------------
Wal-Mart Stores,
Inc.                                                 3,363,500      165,887,820
                                                                ----------------
                                                                    285,453,116

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Cadbury Schweppes
plc                                                 15,748,615      167,027,406
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.2%
Hindustan Lever Ltd.                                18,225,796      102,052,552
--------------------------------------------------------------------------------
Reckitt Benckiser plc                                5,853,059      242,630,879
                                                                ----------------
                                                                    344,683,431


                          21 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.8%
Avon Products, Inc.                                  2,323,300  $    71,232,378
--------------------------------------------------------------------------------
Shiseido Co. Ltd. 1                                  2,778,160       55,504,403
                                                                ----------------
                                                                    126,736,781

--------------------------------------------------------------------------------
ENERGY--6.0%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.9%
GlobalSantaFe Corp.                                  2,537,316      126,840,427
--------------------------------------------------------------------------------
Technip SA                                           2,705,910      153,788,167
--------------------------------------------------------------------------------
Transocean, Inc. 2                                   2,356,432      172,561,515
                                                                ----------------
                                                                    453,190,109

--------------------------------------------------------------------------------
OIL & GAS--3.1%
BP plc, ADR                                          1,980,458      129,878,436
--------------------------------------------------------------------------------
Chevron Corp.                                        1,603,116      103,978,104
--------------------------------------------------------------------------------
Husky Energy, Inc.                                   2,817,083      181,361,926
--------------------------------------------------------------------------------
Neste Oil Oyj                                          423,700       12,388,487
--------------------------------------------------------------------------------
Total SA                                             1,031,672       67,986,129
                                                                ----------------
                                                                    495,593,082

--------------------------------------------------------------------------------
FINANCIALS--15.3%
--------------------------------------------------------------------------------
CAPITAL MARKETS--3.9%
3i Group plc                                         3,662,978       64,159,897
--------------------------------------------------------------------------------
Credit Suisse Group                                  3,355,156      194,126,544
--------------------------------------------------------------------------------
Morgan Stanley                                       2,728,602      198,942,372
--------------------------------------------------------------------------------
Northern Trust
Corp.                                                2,702,644      157,915,489
                                                                ----------------
                                                                    615,144,302

--------------------------------------------------------------------------------
COMMERCIAL BANKS--4.7%
HSBC Holdings plc                                    9,272,583      169,130,181
--------------------------------------------------------------------------------
ICICI Bank Ltd.,
Sponsored ADR                                        1,479,600       45,438,516
--------------------------------------------------------------------------------
Resona Holdings,
Inc.                                                    23,822       71,677,578
--------------------------------------------------------------------------------
Royal Bank of
Scotland Group plc
(The)                                                7,112,019      244,883,876
--------------------------------------------------------------------------------
Societe Generale,
Cl. A                                                1,101,243      175,252,655
--------------------------------------------------------------------------------
Sumitomo Mitsui
Financial Group, Inc.                                    3,463       36,352,339
                                                                ----------------
                                                                    742,735,145

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
CONSUMER FINANCE--0.5%
Credit Saison Co.
Ltd.                                                 1,870,856  $    78,872,913
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.4%
Investor AB,
B Shares                                             4,293,594       89,350,393
--------------------------------------------------------------------------------
JPMorgan Chase
& Co.                                                2,711,540      127,333,918
                                                                ----------------
                                                                    216,684,311

--------------------------------------------------------------------------------
INSURANCE--4.6%
ACE Ltd.                                             1,799,251       98,473,007
--------------------------------------------------------------------------------
Allianz AG                                           1,059,411      183,345,904
--------------------------------------------------------------------------------
Berkshire Hathaway,
Inc., Cl. B 2                                           28,150       89,348,100
--------------------------------------------------------------------------------
Everest Re Group
Ltd.                                                   491,818       47,967,010
--------------------------------------------------------------------------------
Manulife Financial
Corp.                                                2,600,000       83,739,656
--------------------------------------------------------------------------------
Prudential plc                                      11,653,414      144,770,361
--------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                               1,193,400       81,986,580
                                                                ----------------
                                                                    729,630,618

--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.2%
Realogy Corp. 2                                      1,633,950       37,057,986
--------------------------------------------------------------------------------
HEALTH CARE--12.2%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--2.7%
Affymetrix, Inc. 2                                   1,500,000       32,340,000
--------------------------------------------------------------------------------
Amgen, Inc. 2                                        1,715,266      122,692,977
--------------------------------------------------------------------------------
Genentech, Inc. 2                                      863,952       71,448,830
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 2                              1,973,602      135,586,457
--------------------------------------------------------------------------------
NicOx SA 2                                             757,940        9,947,476
--------------------------------------------------------------------------------
Nuvelo, Inc. 2                                         894,180       16,309,843
--------------------------------------------------------------------------------
Theravance, Inc. 2                                   1,258,800       34,037,952
                                                                ----------------
                                                                    422,363,535

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.2%
Biomet, Inc.                                         2,574,800       82,882,812
--------------------------------------------------------------------------------
Boston Scientific
Corp. 2                                              6,630,857       98,070,375
--------------------------------------------------------------------------------
Conor Medsystems,
Inc. 2                                                 941,200       22,184,084
--------------------------------------------------------------------------------
Medtronic, Inc.                                      1,188,750       55,205,550


                          22 | OPPENHEIMER GLOBAL FUND

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
Smith & Nephew
plc                                                  8,660,247  $    79,655,982
--------------------------------------------------------------------------------
Swiss Medical SA 2,3,4                                 960,000       13,748,530
                                                                ----------------
                                                                    351,747,333

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.9%
Express Scripts, Inc. 2                                839,800       63,396,502
--------------------------------------------------------------------------------
Quest Diagnostics,
Inc.                                                 1,333,294       81,544,261
                                                                ----------------
                                                                    144,940,763

--------------------------------------------------------------------------------
PHARMACEUTICALS--6.4%
AtheroGenics, Inc. 2,4                               2,500,000       32,925,000
--------------------------------------------------------------------------------
Chugai
Pharmaceutical
Co. Ltd.                                             2,959,082       63,628,091
--------------------------------------------------------------------------------
Johnson & Johnson                                      653,400       42,431,796
--------------------------------------------------------------------------------
Nektar
Therapeutics 2                                       1,260,528       18,164,208
--------------------------------------------------------------------------------
Novartis AG                                          1,561,448       91,155,747
--------------------------------------------------------------------------------
Novo Nordisk AS,
Cl. B                                                  647,000       48,086,091
--------------------------------------------------------------------------------
Roche Holdings AG                                    1,205,648      208,453,835
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                    2,856,803      254,305,133
--------------------------------------------------------------------------------
Shionogi & Co. Ltd. 1                                5,939,380      109,108,610
--------------------------------------------------------------------------------
Takeda
Pharmaceutical
Co. Ltd. 1                                           1,292,800       80,659,776
--------------------------------------------------------------------------------
Wyeth                                                1,424,096       72,401,041
                                                                ----------------
                                                                  1,021,319,328

--------------------------------------------------------------------------------
INDUSTRIALS--8.3%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.2%
Boeing Co.                                           1,296,884      102,259,303
--------------------------------------------------------------------------------
Empresa Brasileira
de Aeronautica
SA, ADR                                              3,724,596      146,264,885
--------------------------------------------------------------------------------
European
Aeronautic Defence
& Space Co.                                          5,574,650      160,323,940
--------------------------------------------------------------------------------
Lockheed Martin
Corp.                                                1,038,810       89,399,989

                                                                          VALUE
                                                SHARES               SEE NOTE 1
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
Northrop Grumman
Corp.                                                1,157,100  $    78,763,797
--------------------------------------------------------------------------------
Raytheon Co.                                         1,910,684       91,731,939
                                                                ----------------
                                                                    668,743,853

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.6%
Emerson Electric Co.                                 1,228,100      102,988,466
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.5%
3M Co.                                               2,087,000      155,314,540
--------------------------------------------------------------------------------
Hutchison
Whampoa Ltd.                                         6,369,920       56,253,393
--------------------------------------------------------------------------------
Siemens AG                                           2,173,489      189,647,326
                                                                ----------------
                                                                    401,215,259

--------------------------------------------------------------------------------
MACHINERY--0.6%
Fanuc Ltd. 1                                           486,100       38,067,296
--------------------------------------------------------------------------------
Hyundai Heavy
Industries Co. Ltd.                                    413,807       57,491,202
                                                                ----------------
                                                                     95,558,498

--------------------------------------------------------------------------------
ROAD & RAIL--0.1%
Avis Budget Group,
Inc.                                                   613,580       11,222,378
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.3%
Macquarie Airports                                  17,836,205       40,810,551
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--26.6%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--6.6%
Cisco Systems, Inc. 2                                2,859,399       65,766,177
--------------------------------------------------------------------------------
Corning, Inc. 2                                      7,883,298      192,431,304
--------------------------------------------------------------------------------
Juniper Networks,
Inc. 2                                               8,271,692      142,934,838
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                       1,930,586       70,176,801
--------------------------------------------------------------------------------
Tandberg ASA                                         4,959,162       52,960,744
--------------------------------------------------------------------------------
Telefonaktiebolaget
LM Ericsson,
B Shares                                           153,071,836      527,468,086
                                                                ----------------
                                                                  1,051,737,950

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.2%
Benq Corp. 2                                        43,866,000       25,778,192
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.8%
Hoya Corp. 1                                         2,605,516       98,553,201
--------------------------------------------------------------------------------
Keyence Corp.                                          326,851       75,526,519


                          23 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
Kyocera Corp.                                          755,400  $    64,875,117
--------------------------------------------------------------------------------
Murata
Manufacturing Co.
Ltd. 1                                               2,191,204      152,816,283
--------------------------------------------------------------------------------
Nidec Corp.                                            642,308       48,647,691
                                                                ----------------
                                                                    440,418,811

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.6%
eBay, Inc. 2                                         8,264,808      234,389,955
--------------------------------------------------------------------------------
Yahoo!, Inc. 2                                       1,156,600       29,238,848
                                                                ----------------
                                                                    263,628,803

--------------------------------------------------------------------------------
IT SERVICES--2.5%
Automatic Data
Processing, Inc.                                     4,034,200      190,979,028
--------------------------------------------------------------------------------
Infosys Technologies
Ltd.                                                 4,987,048      201,831,354
                                                                ----------------
                                                                    392,810,382

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.4%
Canon, Inc.                                          1,231,182       64,456,247
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.2%
Advanced Micro
Devices, Inc. 2                                      9,279,942      230,606,559
--------------------------------------------------------------------------------
Altera Corp. 2                                       5,381,718       98,915,977
--------------------------------------------------------------------------------
Cree, Inc. 2                                         2,662,068       53,534,187
--------------------------------------------------------------------------------
International
Rectifier Corp. 2                                    1,635,000       56,963,400
--------------------------------------------------------------------------------
Linear Technology
Corp.                                                1,422,400       44,265,088
--------------------------------------------------------------------------------
Maxim Integrated
Products, Inc.                                       3,804,855      106,802,280
--------------------------------------------------------------------------------
MediaTek, Inc.                                      10,827,300      102,719,909
--------------------------------------------------------------------------------
Samsung
Electronics Co.                                        174,424      122,831,703
--------------------------------------------------------------------------------
Taiwan
Semiconductor
Manufacturing
Co. Ltd.                                            51,499,518       92,892,854
--------------------------------------------------------------------------------
Xilinx, Inc.                                         3,595,800       78,927,810
                                                                ----------------
                                                                    988,459,767

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE--6.3%
Adobe Systems,
Inc. 2                                               5,312,800  $   198,964,360
--------------------------------------------------------------------------------
Enix Corp. 1                                         2,500,000       60,634,921
--------------------------------------------------------------------------------
Intuit, Inc. 2                                       4,347,800      139,520,902
--------------------------------------------------------------------------------
Microsoft Corp.                                     10,373,102      283,496,878
--------------------------------------------------------------------------------
Nintendo Co. Ltd. 1                                    422,400       87,036,749
--------------------------------------------------------------------------------
Novell, Inc. 2                                       8,476,449       51,875,868
--------------------------------------------------------------------------------
SAP AG                                                 888,770      176,376,796
                                                                ----------------
                                                                    997,906,474

--------------------------------------------------------------------------------
MATERIALS--0.4%
--------------------------------------------------------------------------------
CHEMICALS--0.4%
Arkema 2                                               603,274       28,465,053
--------------------------------------------------------------------------------
Syngenta AG 2                                          218,195       32,909,414
                                                                ----------------
                                                                     61,374,467

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.0%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.0%
KDDI Corp. 1                                            26,871      167,424,813
--------------------------------------------------------------------------------
SK Telecom Co.
Ltd., ADR                                            6,113,336      144,458,130
--------------------------------------------------------------------------------
Vodafone Group
plc                                                137,549,999      314,843,704
                                                                ----------------
                                                                    626,726,647

--------------------------------------------------------------------------------
UTILITIES--0.6%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
Fortum Oyj                                           3,753,300       99,994,714
                                                                ----------------
Total Common
Stocks
(Cost $11,144,210,872)                                           15,802,940,882


                          24 | OPPENHEIMER GLOBAL FUND

                                                        PRINCIPAL               VALUE
                                                           AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.5%
--------------------------------------------------------------------------------------
Undivided interest of 5.06% in joint repurchase
agreement (Principal Amount/Value $1,469,294,000,
with a maturity value of $1,469,936,816) with
UBS Warburg LLC, 5.25%, dated 9/29/06, to
be repurchased at $74,344,512 on 10/2/06,
collateralized by Federal National
Mortgage Assn., 5%, 2/1/36, with
a value of $1,502,659,342
(Cost $74,312,000)                                  $  74,312,000     $    74,312,000
--------------------------------------------------------------------------------------
Total Investments, at Value (excluding
Investments Purchased with
Cash Collateral from
Securities Loaned) (Cost $11,218,522,872)                              15,877,252,882
--------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--4.1% 5
--------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.1%
Undivided interest of 1.43% in joint repurchase
agreement (Principal Amount/Value $3,950,000,000,
with a maturity value of $3,951,787,375) with
Nomura Securities, 5.43%, dated 9/29/06, to
be repurchased at $56,488,686 on 10/2/06,
collateralized by U.S. Agency Mortgages,
0.00%-22.12%, 3/15/14-6/25/43,
with a value of
$4,029,000,000                                         56,463,136          56,463,136

                                                        PRINCIPAL               VALUE
                                                           AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS Continued
Undivided interest of 16% in joint repurchase
agreement (Principal Amount/Value $2,500,000,000
with a maturity value of $2,501,131,250) with
ING Financial Markets LLC, 5.43%, dated 9/29/06,
to be repurchased at $400,181,000 on 10/2/06,
collateralized by U.S. Agency Mortgages,
0.00%-7%, 9/1/18-8/1/36,
with a value of
$2,550,003,623                                      $ 400,000,000     $   400,000,000
--------------------------------------------------------------------------------------
Undivided interest of 39.55% in joint repurchase
agreement (Principal Amount/Value
$500,000,000, with a maturity value
of $500,225,833) with WAMU
Capital Corp., 5.42%, dated 9/29/06,
to be repurchased at $197,816,366
on 10/2/06, collateralized by U.S.
Agency Mortgages, 3.246%-7%,
2/1/10-10/1/36, with a value of
$510,000,001                                          197,727,059         197,727,059
--------------------------------------------------------------------------------------
Total Investments Purchased with Cash
Collateral from Securities Loaned
(Cost $654,190,195)                                                       654,190,195
--------------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $11,872,713,067)                                      104.2%     16,531,443,077
--------------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                              (4.2)       (660,822,929)
                                                    ----------------------------------
NET ASSETS                                                  100.0%    $15,870,620,148
                                                    ==================================


                          25 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Partial or fully-loaned security. See Note 8 of accompanying Notes.

2. Non-income producing security.

3. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2006 was $13,748,530, which represents 0.09% of the Fund's net assets, all of which is considered restricted. See Note 6 of accompanying Notes.

4. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                   SHARES           GROSS         GROSS                SHARES
                       SEPTEMBER 30, 2005       ADDITIONS    REDUCTIONS    SEPTEMBER 30, 2006
---------------------------------------------------------------------------------------------
AtheroGenics, Inc.                     --       2,500,000            --             2,500,000
Swiss Medical SA                  960,000              --            --               960,000
Zee Telefilms Ltd.*            19,685,229       1,830,713     1,384,600            20,131,342

                                                    VALUE      DIVIDEND              REALIZED
                                               SEE NOTE 1        INCOME                  GAIN
---------------------------------------------------------------------------------------------
AtheroGenics, Inc.                           $ 32,925,000     $      --          $         --
Swiss Medical SA                               13,748,530            --                    --
Zee Telefilms Ltd.*                                    --            --             4,043,254
                                             ------------------------------------------------
                                             $ 46,673,530     $      --          $  4,043,254
                                             ================================================

* No longer an affiliate as of September 30, 2006. The value of the security has therefore been excluded from this table.

5. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8 of accompanying Notes.


                          26 | OPPENHEIMER GLOBAL FUND

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                        VALUE        PERCENT
--------------------------------------------------------------------------------
United States                                   $  6,739,727,816           40.8%
United Kingdom                                     1,992,092,522           12.1
Japan                                              1,673,687,244           10.1
Sweden                                               894,867,262            5.4
France                                               882,852,994            5.3
Germany                                              793,774,786            4.8
Switzerland                                          526,645,540            3.2
India                                                483,458,310            2.9
The Netherlands                                      347,367,610            2.1
Mexico                                               335,715,119            2.0
Korea, Republic of South                             324,781,035            2.0
Canada                                               265,101,582            1.6
Brazil                                               245,202,815            1.5
Taiwan                                               221,390,955            1.3
Cayman Islands                                       180,459,587            1.1
Spain                                                139,850,309            0.8
Finland                                              112,383,201            0.7
Italy                                                 76,117,665            0.5
Hong Kong                                             56,253,393            0.3
Norway                                                52,960,744            0.3
Denmark                                               48,086,091            0.3
Bermuda                                               47,967,010            0.3
Australia                                             40,810,551            0.3
Singapore                                             36,140,406            0.2
Argentina                                             13,748,530            0.1
                                                --------------------------------
Total                                           $ 16,531,443,077          100.0%
                                                ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          27 | OPPENHEIMER GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $11,805,389,831)                                    $ 16,484,769,547
Affiliated companies (cost $67,323,236)                                                46,673,530
                                                                                 -----------------
                                                                                   16,531,443,077
--------------------------------------------------------------------------------------------------
Cash                                                                                    3,035,230
--------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $11,573,411)                                            11,494,755
--------------------------------------------------------------------------------------------------
Receivables and Other assets:
Interest and dividends                                                                 22,887,856
Investments sold                                                                           86,111
Other                                                                                     413,305
                                                                                 -----------------
Total assets                                                                       16,569,360,334

--------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                            654,190,195
--------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                 29,352,741
Distribution and service plan fees                                                      9,017,668
Transfer and shareholder servicing agent fees                                           2,446,240
Trustees' compensation                                                                  2,001,940
Shareholder communications                                                                710,891
Foreign capital gains tax                                                                 348,570
Other                                                                                     671,941
                                                                                 -----------------
Total liabilities                                                                     698,740,186

--------------------------------------------------------------------------------------------------
NET ASSETS                                                                       $ 15,870,620,148
                                                                                 =================

--------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------
Paid-in capital                                                                  $ 10,341,087,963
--------------------------------------------------------------------------------------------------
Accumulated net investment income                                                      31,750,440
--------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions        839,622,814
--------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities denominated in foreign currencies                         4,658,158,931
                                                                                 -----------------
NET ASSETS                                                                       $ 15,870,620,148
                                                                                 =================


                          28 | OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$12,130,083,133 and 168,065,452 shares of beneficial interest outstanding)                 $72.17
Maximum offering price per share (net asset value plus sales charge of 5.75%
of offering price)                                                                         $76.57
--------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$1,365,385,695 and 20,353,025 shares of beneficial interest outstanding)                   $67.09
--------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $1,352,704,739 and 19,824,437 shares of beneficial interest outstanding)                $68.23
--------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$420,221,004 and 5,880,983 shares of beneficial interest outstanding)                      $71.45
--------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $602,225,577 and 8,278,445 shares of beneficial
interest outstanding)                                                                      $72.75

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          29 | OPPENHEIMER GLOBAL FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $12,132,072)                      $    243,748,434
--------------------------------------------------------------------------------------------------
Interest                                                                                6,075,634
--------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                  3,129,575
--------------------------------------------------------------------------------------------------
Other income                                                                              156,486
                                                                                 -----------------
Total investment income                                                               253,110,129

--------------------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------------------
Management fees                                                                        94,598,892
--------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                27,630,258
Class B                                                                                14,464,302
Class C                                                                                12,629,474
Class N                                                                                 1,898,174
--------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                20,249,753
Class B                                                                                 2,892,085
Class C                                                                                 2,101,974
Class N                                                                                 1,209,272
Class Y                                                                                   261,360
--------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                 1,310,409
Class B                                                                                   502,444
Class C                                                                                   260,475
Class N                                                                                    23,303
Class Y                                                                                     6,898
--------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                             2,352,924
--------------------------------------------------------------------------------------------------
Trustees' compensation                                                                    548,960
--------------------------------------------------------------------------------------------------
Other                                                                                     482,854
                                                                                 -----------------
Total expenses                                                                        183,423,811
Less reduction to custodian expenses                                                      (15,726)
Less waivers and reimbursements of expenses                                                (7,066)
                                                                                 -----------------
Net expenses                                                                          183,401,019

--------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                  69,709,110


                          30 | OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------------------------
Net realized gain on:
Investments:
  Unaffiliated companies (net of foreign capital gains tax of $9,999)            $    996,559,725
  Affiliated companies                                                                  4,043,254
Foreign currency transactions                                                          45,185,284
                                                                                 -----------------
Net realized gain                                                                   1,045,788,263
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments (net of foreign capital gains tax of $348,570)                            545,353,660
Translation of assets and liabilities denominated in foreign currencies               121,766,243
                                                                                 -----------------
Net change in unrealized appreciation                                                 667,119,903

--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $  1,782,617,276
                                                                                 =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          31 | OPPENHEIMER GLOBAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                                   2006              2005
--------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------
Net investment income                                          $     69,709,110  $     61,597,049
--------------------------------------------------------------------------------------------------
Net realized gain                                                 1,045,788,263     1,098,709,972
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                               667,119,903     1,723,669,353
                                                               -----------------------------------
Net increase in net assets resulting from operations              1,782,617,276     2,883,976,374

--------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                             (68,537,063)      (53,439,395)
Class B                                                                      --                --
Class C                                                                      --                --
Class N                                                                (910,564)         (747,836)
Class Y                                                              (2,848,372)       (3,744,450)
--------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                            (320,948,026)               --
Class B                                                             (47,068,929)               --
Class C                                                             (36,978,219)               --
Class N                                                             (10,192,572)               --
Class Y                                                              (8,652,855)               --

--------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                             722,673,118        48,893,746
Class B                                                            (245,316,856)     (162,051,963)
Class C                                                             112,068,876        66,000,503
Class N                                                              64,093,278        43,621,630
Class Y                                                             312,026,242      (235,964,750)

--------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------
Total increase                                                    2,252,025,334     2,586,543,859
--------------------------------------------------------------------------------------------------
Beginning of period                                              13,618,594,814    11,032,050,955
                                                               -----------------------------------
End of period (including accumulated net investment income
of $31,750,440 and $26,945,507, respectively)                  $ 15,870,620,148  $ 13,618,594,814
                                                               ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          32 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED SEPTEMBER 30,                     2006            2005            2004              2003            2002
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     66.16     $     52.64     $     44.32       $     35.25     $     40.04
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .42 1           .39 1           .21               .21             .07
Net realized and unrealized gain (loss)                  8.04           13.47            8.45              8.86           (4.86)
                                                  --------------------------------------------------------------------------------
Total from investment operations                         8.46           13.86            8.66              9.07           (4.79)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.43)           (.34)           (.34)               --              --
Distributions from net realized gain                    (2.02)             --              --                --              --
                                                  --------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                         (2.45)           (.34)           (.34)               --              --
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $     72.17     $     66.16     $     52.64       $     44.32     $     35.25
                                                  ================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      13.13%          26.40%          19.58%            25.73%         (11.96)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $12,130,083     $10,418,176     $ 8,232,135       $ 5,904,063     $ 4,559,330
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $11,451,054     $ 9,449,471     $ 7,542,447       $ 4,950,791     $ 5,552,582
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    0.61%           0.66%           0.48%             0.59%           0.18%
Total expenses                                           1.08% 4         1.12% 4         1.15% 4,5         1.23% 4         1.23% 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    23%             29%             22%               46%             27%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          33 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED SEPTEMBER 30,                     2006            2005            2004              2003            2002
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     61.72     $     49.24     $     41.52       $     33.30     $     38.11
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.14) 1         (.09) 1         (.31)             (.25)           (.32)
Net realized and unrealized gain (loss)                  7.53           12.57            8.03              8.47           (4.49)
                                                  -------------------------------------------------------------------------------
Total from investment operations                         7.39           12.48            7.72              8.22           (4.81)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       --              --              -- 2              --              --
Distributions from net realized gain                    (2.02)             --              --                --              --
                                                  -------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                         (2.02)             --              --                --              --
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $     67.09     $     61.72     $     49.24       $     41.52     $     33.30
                                                  ===============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      12.26%          25.35%          18.60%            24.69%         (12.62)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 1,365,386     $ 1,488,390     $ 1,329,910       $ 1,224,725     $ 1,119,360
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 1,447,546     $ 1,430,704     $ 1,361,457       $ 1,113,678     $ 1,456,440
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                     (0.22)%         (0.16)%         (0.39)%           (0.27)%         (0.60)%
Total expenses                                           1.89%           1.93%           1.98%             2.07%           2.00%
Expenses after payments and waivers
and reduction to custodian expenses                      1.89%           1.93%           1.97%             2.07%           2.00%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    23%             29%             22%               46%             27%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          34 | OPPENHEIMER GLOBAL FUND

CLASS C     YEAR ENDED SEPTEMBER 30,                     2006            2005            2004              2003            2002
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     62.72     $     50.00     $     42.19       $     33.82     $     38.71
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.10) 1         (.06) 1         (.04)             (.04)           (.12)
Net realized and unrealized gain (loss)                  7.63           12.78            7.91              8.41           (4.77)
                                                  -------------------------------------------------------------------------------
Total from investment operations                         7.53           12.72            7.87              8.37           (4.89)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       --              --            (.06)               --              --
Distributions from net realized gain                    (2.02)             --              --                --              --
                                                  -------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                         (2.02)             --            (.06)               --              --
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $     68.23     $     62.72     $     50.00       $     42.19     $     33.82
                                                  ===============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      12.29%          25.44%          18.66%            24.75%         (12.63)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 1,352,705     $ 1,135,134     $   846,382       $   610,815     $   463,949
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 1,264,053     $   998,745     $   778,637       $   508,597     $   521,168
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                     (0.15)%         (0.10)%         (0.29)%           (0.20)%         (0.56)%
Total expenses                                           1.84%           1.88%           1.91%             2.02%           1.99%
Expenses after payments and waivers
and reduction to custodian expenses                      1.84%           1.87%           1.91%             2.02%           1.99%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    23%             29%             22%               46%             27%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          35 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED SEPTEMBER 30,                     2006            2005            2004              2003            2002
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     65.53     $     52.21     $     44.04       $     35.13     $     39.98
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .16 1           .16 1           .09               .10             .07
Net realized and unrealized gain (loss)                  7.96           13.33            8.32              8.81           (4.92)
                                                  -------------------------------------------------------------------------------
Total from investment operations                         8.12           13.49            8.41              8.91           (4.85)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.18)           (.17)           (.24)               --              --
Distributions from net realized gain                    (2.02)             --              --                --              --
                                                  -------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                         (2.20)           (.17)           (.24)               --              --
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $     71.45     $     65.53     $     52.21       $     44.04     $     35.13
                                                  ===============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      12.69%          25.88%          19.13%            25.36%         (12.13)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   420,221     $   324,647     $   219,888       $   108,641     $    51,077
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   381,875     $   272,659     $   173,134       $    77,891     $    33,737
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    0.24%           0.27%           0.14%             0.36%           0.14%
Total expenses                                           1.47%           1.51%           1.58%             1.66%           1.45%
Expenses after payments and waivers
and reduction to custodian expenses                      1.47%           1.51%           1.53%             1.53%           1.45%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    23%             29%             22%               46%             27%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          36 | OPPENHEIMER GLOBAL FUND

CLASS Y     YEAR ENDED SEPTEMBER 30,                     2006            2005            2004              2003            2002
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     66.65     $     52.99     $     44.57       $     35.38     $     40.11
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .72 1           .49 1           .28               .20             .12
Net realized and unrealized gain (loss)                  8.06           13.64            8.55              8.99           (4.85)
                                                  -------------------------------------------------------------------------------
Total from investment operations                         8.78           14.13            8.83              9.19           (4.73)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.66)           (.47)           (.41)               --              --
Distributions from net realized gain                    (2.02)             --              --                --              --
                                                  -------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                         (2.68)           (.47)           (.41)               --              --
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $     72.75     $     66.65     $     52.99       $     44.57     $     35.38
                                                  ===============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      13.57%          26.76%          19.89%            25.98%         (11.79)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   602,225     $   252,248     $   403,736       $   263,670     $   164,363
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   434,064     $   252,837     $   350,225       $   207,637     $   191,788
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    1.03%           0.82%           0.73%             0.82%           0.37%
Total expenses                                           0.72%           0.81%           0.91%             1.06%           1.15%
Expenses after payments and waivers
and reduction to custodian expenses                      0.72%           0.81%           0.91%             1.03%           1.05%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    23%             29%             22%               46%             27%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          37 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Global Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities


                          38 | OPPENHEIMER GLOBAL FUND
will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


                          39 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                               NET UNREALIZED
                                                                 APPRECIATION
                                                             BASED ON COST OF
                                                               SECURITIES AND
     UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
     NET INVESTMENT       LONG-TERM                 LOSS   FOR FEDERAL INCOME
     INCOME                    GAIN   CARRYFORWARD 1,2,3         TAX PURPOSES
     ------------------------------------------------------------------------
     $174,901,993      $802,896,493             $176,191       $4,553,825,098

1. The Fund had $176,191 of post-October foreign currency losses which were deferred.

2. During the fiscal year ended September 30, 2006, the Fund utilized $643,527 of capital loss carryforward to offset capital gains realized in that fiscal year. a

3. During the fiscal year ended September 30, 2005, the Fund utilized $722,207,750 of capital loss carryforward to offset capital gains realized in that fiscal year. a

   a. Includes $643,527 of capital loss carryforwards acquired in the October 16, 2003 merger of Oppenheimer Europe Fund.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2006. Net assets of the Fund were unaffected by the reclassifications.

                                       INCREASE TO         REDUCTION TO
                                       ACCUMULATED      ACCUMULATED NET
                 INCREASE TO        NET INVESTMENT        REALIZED GAIN
                 PAID-IN CAPITAL            INCOME     ON INVESTMENTS 4
                 ------------------------------------------------------
                 $91,009,297            $7,391,822          $98,401,119

4. $90,365,770, including $82,605,540 of long-term capital gain, was distributed in connection with Fund share redemptions.


                          40 | OPPENHEIMER GLOBAL FUND

The tax character of distributions paid during the years ended September 30, 2006 and September 30, 2005 was as follows:

                                                YEAR ENDED       YEAR ENDED
                                            SEPT. 30, 2006   SEPT. 30, 2005
                 ----------------------------------------------------------
                 Distributions paid from:
                 Ordinary income            $   72,295,999   $   57,931,681
                 Long-term capital gain        423,840,601               --
                                            -------------------------------
                 Total                      $  496,136,600   $   57,931,681
                                            ===============================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities           $  11,977,046,901
                 Federal tax cost of other investments           11,403,629
                                                          ------------------
                 Total federal tax cost                   $  11,988,450,530
                                                          ==================

                 Gross unrealized appreciation            $   4,853,552,242
                 Gross unrealized depreciation                 (299,727,144)
                                                          ------------------
                 Net unrealized appreciation              $   4,553,825,098
                                                          ==================

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended September 30, 2006, the Fund's projected benefit obligations were increased by $186,640 and payments of $137,761 were made to retired trustees, resulting in an accumulated liability of $1,517,050 as of September 30, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.


                          41 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                          42 | OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           YEAR ENDED SEPTEMBER 30, 2006     YEAR ENDED SEPTEMBER 30, 2005
                                SHARES            AMOUNT          SHARES            AMOUNT
---------------------------------------------------------------------------------------------
CLASS A
Sold                        34,238,188   $ 2,363,625,634      35,961,963   $ 2,131,410,668
Dividends and/or
distributions reinvested     5,556,427       366,224,073         841,709        50,266,867
Redeemed                   (29,202,154)   (2,007,176,589) 1  (35,702,882)   (2,132,783,789) 2
                           ------------------------------------------------------------------
Net increase                10,592,461   $   722,673,118       1,100,790   $    48,893,746
                           ==================================================================

---------------------------------------------------------------------------------------------
CLASS B
Sold                         2,897,644   $   186,627,181       3,391,199   $   187,952,048
Dividends and/or
distributions reinvested       696,236        42,929,917              --                --
Redeemed                    (7,354,910)     (474,873,954) 1   (6,288,270)     (350,004,011) 2
                           ------------------------------------------------------------------
Net decrease                (3,761,030)  $  (245,316,856)     (2,897,071)  $  (162,051,963)
                           ==================================================================

---------------------------------------------------------------------------------------------
CLASS C
Sold                         4,405,230   $   288,285,208       4,062,463   $   229,916,707
Dividends and/or
distributions reinvested       505,615        31,696,986              --                --
Redeemed                    (3,184,995)     (207,913,318) 1   (2,890,444)     (163,916,204) 2
                           ------------------------------------------------------------------
Net increase                 1,725,850   $   112,068,876       1,172,019   $    66,000,503
                           ==================================================================

---------------------------------------------------------------------------------------------
CLASS N
Sold                         2,676,259   $   183,604,093       2,249,401   $   132,942,125
Dividends and/or
distributions reinvested       164,841        10,788,852          12,325           731,377
Redeemed                    (1,914,566)     (130,299,667) 1   (1,519,197)      (90,051,872) 2
                           ------------------------------------------------------------------
Net increase                   926,534   $    64,093,278         742,529   $    43,621,630
                           ==================================================================

---------------------------------------------------------------------------------------------
CLASS Y
Sold                         5,414,025   $   377,116,117       2,741,373   $   164,137,908
Dividends and/or
distributions reinvested       166,020        10,995,532          62,062         3,724,357
Redeemed                    (1,086,129)      (76,085,407) 1   (6,638,267)     (403,827,015) 2
                           ------------------------------------------------------------------
Net increase (decrease)      4,493,916   $   312,026,242      (3,834,832)  $  (235,964,750)
                           ==================================================================

1. Net of redemption fees of $57,810, $7,308, $6,382, $1,928 and $2,191 for
Class A, Class B, Class C, Class N and Class Y, respectively.

2. Net of redemption fees of $67,936, $10,286, $7,180, $1,960 and $1,818 for
Class A, Class B, Class C, Class N and Class Y, respectively.


                          43 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2006, were as follows:

                                              PURCHASES            SALES
                 -------------------------------------------------------
                 Investment securities   $3,855,726,131   $3,352,090,197

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

FEE SCHEDULE SEPT. 30, 2005 TO DEC. 31, 2005     FEE SCHEDULE EFFECTIVE JAN. 1, 2006
--------------------------------------------     ---------------------------------------------
Up to $250 million of net assets       0.80%     Up to $250 million of net assets        0.80%
Next $250 million of net assets        0.77      Next $250 million of net assets         0.77
Next $500 million of net assets        0.75      Next $500 million of net assets         0.75
Next $1 billion of net assets          0.69      Next $1 billion of net assets           0.69
Next $1.5 billion of net assets        0.67      Next $1.5 billion of net assets         0.67
Next $2.5 billion of net assets        0.65      Next $2.5 billion of net assets         0.65
Next $2.5 billion of net assets        0.63      Next $2.5 billion of net assets         0.63
Next $2.5 billion of net assets        0.60      Next $2.5 billion of net assets         0.60
Over $11 billion of net assets         0.58      Next $4 billion of net assets           0.58
                                                 Over $15 billion of net assets          0.56

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2006, the Fund paid $26,534,999 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.


                          44 | OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2006 for Class B, Class C and Class N shares were $3,558,023, $14,617,604 and $3,235,064, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                            CLASS A         CLASS B        CLASS C        CLASS N
                            CLASS A      CONTINGENT      CONTINGENT     CONTINGENT     CONTINGENT
                          FRONT-END        DEFERRED        DEFERRED       DEFERRED       DEFERRED
                      SALES CHARGES   SALES CHARGES   SALES CHARGES  SALES CHARGES  SALES CHARGES
                        RETAINED BY     RETAINED BY     RETAINED BY    RETAINED BY    RETAINED BY
YEAR ENDED              DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
--------------------------------------------------------------------------------------------------
September 30, 2006       $2,843,466         $65,529      $1,983,927       $110,826       $230,750

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended September 30, 2006, OFS waived $7,066 for Class N shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and


                          45 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of September 30, 2006, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of September 30, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                            ACQUISITION                 VALUATION AS OF     UNREALIZED
SECURITY                          DATES          COST    SEPT. 30, 2006   DEPRECIATION
---------------------------------------------------------------------------------------
Swiss Medical SA        5/19/94-7/10/02   $30,390,000       $13,748,530    $16,641,470

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of September 30, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

      In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157


                          46 | OPPENHEIMER GLOBAL FUND
applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
8. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2006, the Fund had on loan securities valued at $621,671,436, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $654,190,195 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

--------------------------------------------------------------------------------
9. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.


                          47 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. LITIGATION Continued

In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                          48 | OPPENHEIMER GLOBAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER GLOBAL FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Global Fund, including the statement of investments, as of September 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Global Fund as of September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
November 15, 2006


                          49 | OPPENHEIMER GLOBAL FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Capital gain distributions of $2.0159 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 7, 2005. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Dividends, if any, paid by the Fund during the fiscal year ended September 30, 2006 which are not designated as capital gain distributions should be multiplied by 26.86% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended September 30, 2006 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $242,438,676 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2007, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The Fund has elected the application of Section 853 of the Internal Revenue Code to permit shareholders to take a federal income tax credit or deduction, at their option, on a per share basis for an aggregate amount of $12,438,268 of foreign income taxes paid by the Fund during the fiscal year ended September 30, 2006. A separate notice will be mailed to each shareholder, which will reflect the proportionate share of such foreign taxes which must be treated by shareholders as gross income for federal income tax purposes.

      Gross income of $89,525,987 was derived from sources within foreign countries or possessions of the United States.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended September 30, 2006, $2,304,890 or 3.19% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                          50 | OPPENHEIMER GLOBAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                          51 | OPPENHEIMER GLOBAL FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE     PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE        HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                         THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                            COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR
                                    HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,                 Director of American Commercial Lines (barge company) (since January 2005);
Chairman of the Board               Attorney at Hogan & Hartson (law firm) (since June 1993); Director of Covanta
of Trustees (since 2003),           Holding Corp. (waste-to-energy company) (since 2002); Director of Weyerhaeuser
Trustee (since 1993)                Corp. (1999-April 2004); Director of Caterpillar, Inc. (1993-December 2002);
Age: 75                             Director of ConAgra Foods (1993-2001); Director of Texas Instruments (1993-2001);
                                    Director of FMC Corporation (1993-2001). Oversees 45 portfolios in the
                                    OppenheimerFunds complex.

MATTHEW P. FINK,                    Trustee of the Committee for Economic Development (policy research foundation)
Trustee (since 2005)                (since 2005); Director of ICI Education Foundation (education foundation) (October
Age: 65                             1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company
                                    (insurance company) (October 1991-June 2004). Oversees 45 portfolios in the
                                    OppenheimerFunds complex.

ROBERT G. GALLI,                    A director or trustee of other Oppenheimer funds. Oversees 55 portfolios in the
Trustee (since 1993)                OppenheimerFunds complex.
Age: 73

PHILLIP A. GRIFFITHS,               Distinguished Presidential Fellow for International Affairs (since 2002) and
Trustee (since 1999)                Member (since 1979) of the National Academy of Sciences; Council on Foreign
Age: 68                             Relations (since 2002); Director of GSI Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior Advisor of The Andrew W. Mellon Foundation (since
                                    2001); Chair of Science Initiative Group (since 1999); Member of the American
                                    Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983);
                                    Foreign Associate of Third World Academy of Sciences; Director of the Institute
                                    for Advanced Study (1991-2004); Director of Bankers Trust New York Corporation
                                    (1994-1999); Provost at Duke University (1983-1991). Oversees 45 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                     Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998);
Trustee (since 2004)                and Senior Vice President and General Auditor of American Express Company
Age: 64                             (financial services company) (July 1998-February 2003). Oversees 45 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                     Director of Columbia Equity Financial Corp. (privately held financial adviser)
Trustee (since 2002)                (since 2002); Managing Director of Carmona Motley, Inc. (privately held financial
Age: 54                             adviser) (since January 2002); Managing Director of Carmona Motley Hoffman Inc.
                                    (privately held financial adviser) (January 1998-December 2001); Member of the
                                    Finance and Budget Committee of the Council on Foreign Relations, the Investment
                                    Committee of the Episcopal Church of America, the Investment Committee and Board
                                    of Human Rights Watch and the Investment Committee of Historic Hudson Valley.
                                    Oversees 45 portfolios in the OppenheimerFunds complex.


                          52 | OPPENHEIMER GLOBAL FUND

KENNETH A. RANDALL,                 Director of Dominion Resources, Inc. (electric utility holding company) (February
Trustee (since 1986)                1972-October 2005); Former Director of Prime Retail, Inc. (real estate investment
Age: 79                             trust), Dominion Energy Inc. (electric power and oil & gas producer), Lumberman's
                                    Mutual Casualty Company, American Motorists Insurance Company and American
                                    Manufacturers Mutual Insurance Company; Former President and Chief Executive
                                    Officer of The Conference Board, Inc. (international economic and business research). Oversees 45 portfolios in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,           Chairman of The Directorship Search Group, Inc. (corporate governance consulting
Trustee (since 1989)                and executive recruiting) (since 1993); Life Trustee of International House
Age: 74                             (non-profit educational organization); Founder, Chairman and Chief Executive
                                    Officer of Russell Reynolds Associates, Inc. (1969-1993); Banker at J.P. Morgan &
                                    Co. (1958-1966); 1st Lt. Strategic Air Command, U.S. Air Force (1954-1958).
                                    Oversees 45 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                   Director of the following medical device companies: Medintec (since 1992) and
Trustee (since 2005)                Cathco (since 1996); Director of Lakes Environmental Association (since 1996);
Age: 65                             Member of the Investment Committee of the Associated Jewish Charities of Baltimore
                                    (since 1994); Director of Fortis/Hartford mutual funds (1994-December 2001).
                                    Oversees 45 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                      President of Wold Oil Properties, Inc. (oil and gas exploration and production
Trustee (since 2005)                company) (since 1994); Vice President, Secretary and Treasurer of Wold Trona
Age: 58                             Company, Inc. (soda ash processing and production) (since 1996); Vice President of
                                    Wold Talc Company, Inc. (talc mining) (since 1999); Managing Member of
                                    Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and
                                    Director of PacifiCorp. (electric utility) (1995-1999). Oversees 45 portfolios in the OppenheimerFunds complex.

BRIAN F. WRUBLE,                    General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995);
Trustee (since 2005)                Director of Special Value Opportunities Fund, LLC (registered investment company)
Age: 63                             (since September 2004); Member of Zurich Financial Investment Advisory Board
                                    (insurance) (since October 2004); Board of Governing Trustees of The Jackson
                                    Laboratory (non-profit) (since August 1990); Trustee of the Institute for Advanced
                                    Study (non-profit educational institute) (since May 1992); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January
                                    1999-September 2004); Trustee of Research Foundation of AIMR (2000-2002)
                                    (investment research, non-profit); Governor, Jerome Levy Economics Institute of
                                    Bard College (August 1990-September 2001) (economics research); Director of Ray &
                                    Berendtson, Inc. (May 2000-April 2002) (executive search firm). Oversees 55 portfolios in the OppenheimerFunds complex.

----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                  THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                         FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN
                                    INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN
                                    OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR
                                    REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                                    OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.


                          53 | OPPENHEIMER GLOBAL FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JOHN V. MURPHY,                     Chairman, Chief Executive Officer and Director (since June 2001) and President
Trustee, President and              (since September 2000) of the Manager; President and a director or trustee of
Principal Executive Officer         other Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp.
(since 2001)                        ("OAC") (the Manager's parent holding company) and of Oppenheimer Partnership
Age: 57                             Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001);
                                    Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since
                                    November 2001); Chairman and Director of Shareholder Services, Inc. and of
                                    Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager)
                                    (since July 2001); President and Director of OppenheimerFunds Legacy Program
                                    (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI
                                    Institutional Asset Management, Inc., Centennial Asset Management Corporation,
                                    Trinity Investment Management Corporation and Tremont Capital Management, Inc.
                                    (since November 2001), HarbourView Asset Management Corporation and OFI Private
                                    Investments, Inc. (since July 2001); President (since November 1, 2001) and
                                    Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive
                                    Vice President of Massachusetts Mutual Life Insurance Company (OAC's parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the
                                    Investment Company Institute's Board of Governors (since October 3, 2003); Chief
                                    Operating Officer of the Manager (September 2000-June 2001); President and Trustee
                                    of MML Series Investment Fund and MassMutual Select Funds (open end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company
                                    (September 1999-August 2000); President, Chief Executive Officer and Director of
                                    MML Bay State Life Insurance Company (September 1999-August 2000); Director of
                                    Emerald Isle Bancorp and Hibernia Savings Bank (wholly owned subsidiary of Emerald
                                    Isle Bancorp) (June 1989-June 1998). Oversees 92 portfolios in the
                                    OppenheimerFunds complex.

----------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                      THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS.
OF THE FUND                         BHAMAN, GILLESPIE, ZACK AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY
                                    STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS. VANDEHEY,WIXTED, PETERSEN,
                                    SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. EACH
                                    OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT,
                                    DEATH OR REMOVAL.

RAJEEV BHAMAN,                      Vice President of the Manager (since January 1997); Assistant Vice President of
Vice President and Portfolio        the Manager (March 1996-January 1997). An officer of 2 portfolios in the
Manager (since 2004)                OppenheimerFunds complex.
Age: 43

MARK S. VANDEHEY,                   Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and Chief            2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Compliance Officer                  Management Corporation and Shareholder Services, Inc. (since June 1983). Former
(since 2004)                        Vice President and Director of Internal Audit of the Manager (1997-February
Age: 56                             2004). An officer of 92 portfolios in the OppenheimerFunds complex.


                          54 | OPPENHEIMER GLOBAL FUND

BRIAN W. WIXTED,                    Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer
Treasurer and Principal             of the following: HarbourView Asset Management Corporation, Shareholder Financial
Financial and Accounting            Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
Officer (since 1999)                Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
Age: 47                             Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd.
                                    (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset
                                    Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program
                                    (charitable trust program established by the Manager) (since June 2003);
                                    Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset Management Corporation (March
                                    1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003);
                                    Principal and Chief Operating Officer of Bankers Trust Company Mutual Fund
                                    Services Division (March 1995-March 1999). An officer of 92 portfolios in the
                                    OppenheimerFunds complex.

BRIAN S. PETERSEN,                  Assistant Vice President of the Manager (since August 2002); Manager/Financial
Assistant Treasurer                 Product Accounting of the Manager (November 1998-July 2002). An officer of 92
(since 2004)                        portfolios in the OppenheimerFunds complex.
Age: 36

BRIAN C. SZILAGYI,                  Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer                 Reporting and Compliance of First Data Corporation (April 2003-July 2004);
(since 2005)                        Manager of Compliance of Berger Financial Group LLC (May 2001-March 2003);
Age: 36                             Director of Mutual Fund Operations at American Data Services, Inc. (September
                                    2000-May 2001). An officer of 92 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                     Executive Vice President (since January 2004) and General Counsel (since March
Secretary (since 2001)              2002) of the Manager; General Counsel and Director of the Distributor (since
Age: 58                             December 2001); General Counsel of Centennial Asset Management Corporation (since
                                    December 2001); Senior Vice President and General Counsel of HarbourView Asset
                                    Management Corporation (since December 2001); Secretary and General Counsel of
                                    OAC (since November 2001); Assistant Secretary (since September 1997) and
                                    Director (since November 2001) of OppenheimerFunds International Ltd. and
                                    OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership
                                    Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset
                                    Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services,
                                    Inc. (since December 2001); Senior Vice President, General Counsel and Director
                                    of OFI Private Investments, Inc. and OFI Trust Company (since November 2001);
                                    Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                    President and General Counsel of OFI Institutional Asset Management, Inc. (since
                                    November 2001); Director of OppenheimerFunds (Asia) Limited (since December
                                    2003); Senior Vice President (May 1985-December 2003), Acting General Counsel
                                    (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                    2001) of the Manager; Assistant Secretary of the following: Shareholder Services,
                                    Inc. (May 1985-November 2001), Shareholder Financial Services, Inc. (November
                                    1989-November 2001), and OppenheimerFunds International Ltd. (September
                                    1997-November 2001). An officer of 92 portfolios in the OppenheimerFunds complex.


                          55 | OPPENHEIMER GLOBAL FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

LISA I. BLOOMBERG,                  Vice President and Associate Counsel of the Manager (since May 2004); First Vice
Assistant Secretary                 President (April 2001-April 2004), Associate General Counsel (December 2000-April
(since 2004)                        2004), Corporate Vice President (May 1999-April 2001) and Assistant General
Age: 38                             Counsel (May 1999-December 2000) of UBS Financial Services Inc. (formerly,
                                    PaineWebber Incorporated). An officer of 92 portfolios in the OppenheimerFunds complex.

KATHLEEN T. IVES,                   Vice President (since June 1998) and Senior Counsel and Assistant Secretary
Assistant Secretary                 (since October 2003) of the Manager; Vice President (since 1999) and Assistant
(since 2001)                        Secretary (since October 2003) of the Distributor; Assistant Secretary of
Age: 41                             Centennial Asset Management Corporation (since October 2003); Vice President and
                                    Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
                                    Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services,
                                    Inc. (since December 2001); Assistant Counsel of the Manager (August 1994-October
                                    2003). An officer of 92 portfolios in the OppenheimerFunds complex.

PHILLIP S. GILLESPIE,               Senior Vice President and Deputy General Counsel of the Manager (since September
Assistant Secretary                 2004); First Vice President (2000-September 2004), Director (2000-September
(since 2004)                        2004) and Vice President (1998-2000) of Merrill Lynch Investment Management. An
Age: 42                             officer of 92 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                          56 | OPPENHEIMER GLOBAL FUND


ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $59,000 in fiscal 2006 and $59,000 in fiscal 2005.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $169,654 in fiscal 2006 and $156,805 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Internal control reviews

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed $201 for fiscal 2006 and no such fees fiscal 2005.

The principal accountant for the audit of the registrant's annual financial statements billed $1,536 in fiscal 2006 and $5,000 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: preparation of form 5500

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in during to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $155,537 in fiscal 2006 and $161,805 in fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the

      Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Fund


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006


By:   /S/ BRIAN W. WIXTED
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/15/2006